Cost of Sales	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Cost of Sales	Cost of Sales

	Year ended December 31,
	2022	2021
Materials	$41,848	$26,343
Salaries and benefits	50,216	39,497
Depreciation and depletion	58,656	47,002
Contracted services	32,239	21,373
Maintenance costs	26,373	18,162
Utilities	13,034	10,721
Sales expense	9,501	7,243
Other costs(1)	7,350	716
	$239,217	$171,057
(1) Other costs in the year ended December 31, 2022 included $6.1 million of copper concentrates acquired from one of the Company's customers to settle accounts receivables in arrears. This concentrate was subsequently sold to a different customer for $6.0 million included in revenues.